SHARE-BASED PAYMENT - Restricted Stock Units (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENT
Share-based compensation expense	¥ 49,107	¥ 83,122	¥ 65,154
Restricted Stock Units
SHARE-BASED PAYMENT
Vesting rights percentage	20.00%	20.00%	20.00%
Reacquisition of non-vested shares, consideration	¥ 0	¥ 0	¥ 0
Aggregate fair value of the restricted shares at the grant dates	¥ 137,036
Weighted average grant-date fair value of non-vested shares	¥ 22.00
Fair value of vested shares	¥ 26,079	11,648	21,020
Share-based compensation expense	16,191	¥ 18,707	¥ 22,838
Unrecognized compensation cost	¥ 29,700
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized	2 years 1 month 17 days
Weighted average grant date fair value (in RMB per share)	¥ 6.88	¥ 21.44	¥ 22.84
Restricted Shares
Balance at the beginning of the year (in shares)	3,079,436
Granted (in shares)	100,972	2,034,432	2,216,120
Vested (in shares)	(1,268,408)
Cancelled and forfeited (in shares)	(213,700)
Balance at the end of the year (in shares)	1,698,300	3,079,436
Restricted Stock Units | Annual Basis Ending on Fourth Anniversary of Grant Date
SHARE-BASED PAYMENT
Vesting period (in years)	5 years	5 years	5 years
Restricted Stock Units | Minimum
SHARE-BASED PAYMENT
Vesting period (in years)	4 years	4 years	4 years
Restricted Stock Units | Maximum
SHARE-BASED PAYMENT
Vesting period (in years)	5 years	5 years	5 years